Taxation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 CNY (¥)
Taxation
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Retained earnings	¥ (2,257,924)	¥ (2,155,679)			¥ (2,155,679)	$ (354,318)
Deferred Tax Assets, Net	977	¥ 2,210			¥ 2,210		¥ 5,876
Operating loss carryforwards	¥ 287,176
High and new technology enterprises
Taxation
Preferential tax rate (as a percent)		15.00%
Cayman Islands
Taxation
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)	0.00%
Hong Kong
Taxation
Operating loss carryforwards	¥ 10,249
Hong Kong | Minimum
Taxation
Enterprise income tax rate (as a percent)		15.00%
Hong Kong | Maximum
Taxation
Enterprise income tax rate (as a percent)		16.50%
Hong Kong | Profit Below 2 Million HK Dollar
Taxation
Enterprise income tax rate (as a percent)		8.25%
Hong Kong | Profit Above 2 Million HK Dollar
Taxation
Enterprise income tax rate (as a percent)		16.50%
PRC
Taxation
Enterprise income tax rate (as a percent)		25.00%
Operating loss carryforwards	¥ 287,176
PRC | High and new technology enterprises
Taxation
Preferential tax rate (as a percent)		15.00%
PRC | High and new technology enterprises | Sky City WFOE
Taxation
Preferential tax rate (as a percent)	15.00%
PRC | High and new technology enterprises | Pintec Beijing WFOE
Taxation
Enterprise income tax rate (as a percent)	25.00%
Preferential tax rate (as a percent)			15.00%	15.00%	15.00%
PRC | FIE
Taxation
Withholding income tax rate on dividends Distributed (as a percent)	10.00%
Maximum withholding income tax rate on dividends paid (as a percent)	5.00%
Retained earnings	¥ 0
Australia
Taxation
Enterprise income tax rate (as a percent)	30.00%
Deferred Tax Assets, Net		¥ 2,525			¥ 2,525
Operating loss carryforwards	¥ 28